Organization, Business and Going Concern (Narrative) (Details)	12 Months Ended
	Aug. 31, 2017 USD ($)	Aug. 31, 2016 USD ($) shares
Organization, Business And Going Concern 1		1
Organization, Business And Going Concern 2 | shares		1.1
Organization, Business And Going Concern 3 | shares		220,000,000
Organization, Business And Going Concern 4		$ 0.001
Organization, Business And Going Concern 5		39,952,984
Organization, Business And Going Concern 6 | shares		43,948,282
Organization, Business And Going Concern 7		$ 0.001
Organization, Business And Going Concern 8		1,214,773
Organization, Business And Going Concern 9		1,770,500
Organization, Business And Going Concern 10		11,300,662
Organization, Business And Going Concern 11		10,085,889
Organization, Business And Going Concern 12		76,285
Organization, Business And Going Concern 13		$ 619,608
Organization, Business And Going Concern 1	$ 1,869,277
Organization, Business And Going Concern 2	1,214,773
Organization, Business And Going Concern 3	13,169,939
Organization, Business And Going Concern 4	11,300,662
Organization, Business And Going Concern 5	2,703,148
Organization, Business And Going Concern 6	$ 76,285